CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 243,757	€ 742,773
Trade receivables	63,412	33,943
Contract assets	50,482	40,617
Other assets and prepayments	42,913	31,161
Income tax receivables	1,631	1,548
Total current assets	402,195	850,042
Non-current assets
Property and equipment	37,887	35,923
Intangible assets and goodwill	843,632	808,472
Equity-accounted investees	33,888	8,445
Other financial assets and other non-current assets	44,445	41,331
Deferred tax assets	27,014	26,908
Total non-current assets	986,866	921,079
Total assets	1,389,061	1,771,121
Current liabilities
Loans and borrowings	7,361	6,086
Trade payables	204,994	150,012
Other liabilities	65,268	59,992
Contract liabilities	23,172	22,956
Income tax liabilities	8,693	14,190
Total current liabilities	309,488	253,236
Non-current liabilities
Loans and borrowings	15,484	429,264
Trade payables	269,917	320,428
Other non-current liabilities	10,695	7,081
Deferred tax liabilities	26,048	25,478
Total non-current liabilities	322,144	782,251
Total liabilities	631,632	1,035,487
Ordinary shares	27,323	27,297
Treasury shares	(2,705)	0
Additional paid-in capital	590,191	606,057
Retained earnings	117,155	89,693
Other reserves	19,624	15,776
Equity attributable to owners of the Company	751,588	738,823
Non-controlling interest	5,841	(3,189)
Total equity	757,429	735,634
Total liabilities and equity	€ 1,389,061	€ 1,771,121